NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2013
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of changes in the allowance for doubtful accounts

The following table presents the changes in the allowance for doubtful accounts (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Allowance for doubtful accounts:
Balance, beginning of period	$—	$203	$203	$468
Add: bad debt expense	203	285	63	521
Less: write-offs, net of recoveries	—	(20)	224	19

Balance, end of period	$203	$468	$490	$1,008

Schedule of depreciation and amortization periods for the Company's property and equipment

Asset Classification	Estimated Useful Life
Computer hardware and purchased software	2–3 years
Capitalized internal use software costs	2–3 years
Office equipment, furniture and fixtures	5 years